Shareholder Report, Average Annual Return (Details) 194804_Matrix Advisors Dividend Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	117 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Matrix Advisors Dividend Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matrix Advisors Dividend Fund
Average Annual Return, Percent	17.76%	10.65%	10.86%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	22.32%	13.41%	15.74%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	27.12%	11.17%	11.67%